Sales and Receivable Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Sales to largest customers
Net Sales	$ 417,325	$ 401,419	$ 411,475
Customer Concentration Risk
Sales to largest customers
Net Sales	$ 251,513	$ 253,068	$ 268,138
Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	60.00%	63.00%	65.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 100,575	$ 115,858	$ 116,914
Fiat Chrysler Automobiles | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	24.00%	29.00%	28.00%
General Motors Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 88,624	$ 79,893	$ 105,809
General Motors Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	21.00%	20.00%	26.00%
Ford Motor Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 62,314	$ 57,317	$ 45,415
Ford Motor Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	15.00%	14.00%	11.00%